Basis of Preparation - Impact on the Balance Sheet of the Transition to IFRS 16 (Detail) - GBP (£) £ in Millions		Mar. 31, 2020		Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Right-of-use assets		£ 5,391	[1]	£ 5,155
Intangible assets		13,889		14,315	£ 14,385	£ 14,447
Property, plant and equipment		18,474		17,801	17,835	17,000
Deferred tax assets		300		1,349	1,347	1,326
Other non-current assets				2,276	2,276
Non-current assets		41,075		40,896	35,843	34,493
Current assets
Trade and other receivables		2,704		3,172	3,222	4,014
Other current assets				7,222	7,222
Current assets		11,992		10,394	10,444	8,349
Current liabilities
Lease liabilities		812	[1]	725
Loans and other borrowings		2,842		2,084	2,100	2,281
Trade and other payables		5,794		5,881	5,790	7,168
Contract liabilities		972		1,191	1,225
Provisions		288		407	424	603
Other current liabilities				63	63
Current liabilities		10,986		10,351	9,602	10,185
Total assets less current liabilities		42,081		40,939	36,685	32,657
Non-current liabilities
Lease liabilities		5,748	[1]	5,544
Loans and other borrowings		16,492		14,586	14,776	11,994
Contract liabilities		179		188	200
Other payables		754		654	1,479	1,326
Provisions		431		390	582	452
Other non-current liabilities				9,481	9,481
Non-current liabilities		27,318		30,843	26,518	22,746
Equity
Retained earnings		9,759		3,848	3,919	1,366
All other reserves and equity				6,248	6,248
Total equity		14,763		10,096	10,167	9,911	£ 8,335
Total equity and liabilities		£ 42,081		40,939	£ 36,685	£ 32,657
IFRS 16 opening balance adjustment
Non-current assets
Right-of-use assets	[1]			5,200
Adjustment | IFRS 16 opening balance adjustment
Non-current assets
Right-of-use assets				5,155
Intangible assets				(70)
Property, plant and equipment				(34)
Deferred tax assets				2
Other non-current assets				0
Non-current assets				5,053
Current assets
Trade and other receivables				(50)
Other current assets				0
Current assets				(50)
Current liabilities
Lease liabilities				725
Loans and other borrowings				(16)
Trade and other payables				91
Contract liabilities				(34)
Provisions				(17)
Other current liabilities				0
Current liabilities				749
Total assets less current liabilities				4,254
Non-current liabilities
Lease liabilities				5,544
Loans and other borrowings				(190)
Contract liabilities				(12)
Other payables				(825)
Provisions				(192)
Other non-current liabilities				0
Non-current liabilities				4,325
Equity
Retained earnings				(71)
All other reserves and equity				0
Total equity				(71)
Total equity and liabilities				£ 4,254

[1]	Right-of-use assets and lease liabilities arise following adoption of IFRS 16 on 1 April 2019. See note 1 to the consolidated financial statements.